March 24, 2003



Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

               RE:  Prudential National Municipals Fund, Inc.
                       File Nos. 2-66407 and 811-2992


Ladies and Gentlemen:

               On behalf of Prudential National Municipals Fund, Inc. enclosed for filing under the Investment Company Act of l940 is one copy of the Rule 24f-2 Notice for the Fund?s fiscal year ended December 31, 2002.

               This document has been filed using the EDGAR system.

               If you have any questions relating to the foregoing, please call the undersigned at (973) 367-7521.

               Please acknowledge receipt via EDGAR.

                                                Very truly yours,


                                                /s/ Deborah A. Docs
						Deborah A. Docs
Enclosures					Secretary



cc:	Alice J. Gerstel, Esq.
     (Shearman & Sterling)





U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2

Read instructions at end of Form before preparing Form.
Please print or type.


1
Name and address of issuer: Prudential National Municipals Fund Inc.,
100 Mulberry Street, Gateway Center Three, Newark, New Jersey 07102-4077.



2
Name of each series or class of securities for which this Form is filed
(if the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): [X]



3
Investment Company Act File Number: 	811-2992
Securities Act File Number: 	2-66407.




4 (a)
Last day of fiscal year for which this Form is filed:  December 31, 2002.



4 (b)
[ ] Check box if this Form is being filed late (i.e. more than 90 calendar days after the end of the issuer?s fiscal year) (See Instruction A.2).



Note: If the Form is being filed late, interest must be paid on the registration fee due.



4 (c)
[  ] Check box if this is the last time the issuer will be filing this Form.



5
Calculation of registration fee:




    (i)
Aggregate sale price of securities sold during the fiscal
year pursuant to section 24(f):
$92,282,825



   (ii)
Aggregate price of securities redeemed or repurchased
during the fiscal year:
$93,954,270



 (iii)
Aggregate price of securities redeemed or repurchased
during any prior fiscal year ending no earlier than
October 11, 1995 that were not previously used to
reduce registration fees payable to the Commission:
$38,476,015






  (iv)
Total available redemption credits [add Items 5(ii)
and 5(iii)]:
?  $132,430,285



   (v)
Net sales - If Item 5(i) is greater than Item 5(iv)
[subtract Item 5(iv) from Item 5(i)]:
$0



 (vi)
Redemption credits available for use in future years -
if Item 5(i) is less than Item 5(iv)[subtract Item 5(iv)
from Item (5(i)]:
$(40,147,460)



(vii)
Multiplier for determining registration fee (See
instruction C.9):
x  .0000809



(viii)
Registration fee due [multiply Item 5(v) by Item
5(vii)] enter  ? 0 ?  if no fee is due.
=  $0



6
Prepaid Shares


If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: 0 . If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: 0 .



7
Interest due - if this Form is being filed more than 90
days after the end of the issuer?s fiscal year (See
Instruction D):
+  $0



	8
	Total amount of the registration fee due plus any
interest due [line 5(viii) plus line 7]:
	=  $0



	9
	Date the registration fee and any interest payment was sent to the Commission?s lockbox depository:
	N/A





	Method of Delivery:     N/A





		[  ] Wire Transfer
		[  ] Mail or other means





SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Deborah A. Docs
						Deborah A. Docs
					 	Secretary

Date  March 24, 2003


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